INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Schedule of inventory

As at December 31,	2021	2020
Product inventories	$22.9	$26.6
Work in process	13.0	9.9
Ore stockpiles	189.2	168.5
Materials and supplies	109.4	96.5
	$334.5	$301.5
Less: non-current ore stockpiles included in other non-current assets (Note 21)	(167.3)	(149.4)
	$167.2	$152.1